BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION	6 Months Ended
Jun. 30, 2023
ESG [Member]
BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

NOTE 1 - BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

ESG’s operating subsidiaries are involved in direct white button mushroom composting, growing, food production, distribution as well as import and export of Phase III compost and food to strategize.

The consolidated condensed interim financial statements included herein have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading. The year-end condensed consolidated balance sheet data was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States of America.

These statements reflect all adjustments, consisting of normal recurring adjustments, which, in the opinion of management, are necessary for fair presentation of the information contained therein. It is suggested that these condensed consolidated financial statements be read in conjunction with the financial statements and notes thereto included in the Company’s annual report for the year ended December 31, 2022. The Company follows the same accounting policies in preparation of interim reports. Results of operations for the interim periods are not indicative of annual results.

The accompanying consolidated financial statements include ESG Inc. and its 74.52% owned Subsidiary, Funan Allied United Farmer Products Co., Ltd.(“AUFP”) and AUFP wholly owned subsidiaries: Anhui Allied United Mushroom Technology Co., Ltd. (“AUMT”) and Anhui Allied United Mushroom Co., Ltd. (“AUM”)